Restructuring - Restructuring Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring
Employee-related restructuring expenses	€ (222)	€ (85)	€ (25)
Onerous contract-related restructuring expenses and restructuring related impairment losses	8	(52)	(132)
Restructuring expenses	€ (215)	€ (138)	€ (157)